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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      April 17, 2009
     --------------------   ----------------      --------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:   $213,350 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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
Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-DEC-08

                                                                                            Voting Authority
                                                     Value     Shares/   Sh/ Put/ Invstmt   Other
Name of Issuer             Title of class      CUSIP (x$1000)  Prn Amt   Prn Call Dscretn   Managers  Sole       Shared None
------------------------------------------------------------------------------------------------------------------------------------

AT&T Inc.                  COM             00206R102    12,401   435,129 SH       Sole                   435,129
Alcoa Inc                  COM             013817101     2,365   210,075 SH       Sole                   210,075
Allstate Corp.             COM             020002101     6,466   197,375 SH       Sole                   197,375
AmEagleOutfittersInc       COM             02553E106     1,048   111,960 SH       Sole                   111,960
AnnalyCapMgmtIncREIT       COM             035710409     9,273   584,300 SH       Sole                   584,300
ArcherDanielsMidland       COM             039483102    12,000   416,225 SH       Sole                   416,225
Arkansas Best Corp         COM             040790107     2,943    97,750 SH       Sole                    97,750
Bank of America Corp.      COM             060505104     4,283   304,163 SH       Sole                   304,163
Best Buy Company Inc       COM             086516101     2,983   106,120 SH       Sole                   106,120
Black Box Corporation      COM             091826107     4,537   173,686 SH       Sole                   173,686
Boeing Company             COM             097023105     6,460   151,400 SH       Sole                   151,400
Carlisle Companies Inc     COM             142339100     3,674   177,480 SH       Sole                   177,480
Caterpillar Inc            COM             149123101     2,717    60,825 SH       Sole                    60,825
ConocoPhillips             COM             20825c104       761    14,695 SH       Sole                    14,695
Consolidated Edison, Inc   COM             209115104     6,646   170,715 SH       Sole                   170,715
Cullen Frost Bankers       COM             229899109     4,590    90,576 SH       Sole                    90,576
Cynosure, Inc Cl A         COM             232577205       137    15,000 SH       Sole                    15,000
DiamondrockHspCoREIT       COM             252784301       146    28,860 SH       Sole                    28,860
Dover Corporation          COM             260003108     7,589   230,535 SH       Sole                   230,535
Dow Chemical Co            COM             260543103     2,804   185,820 SH       Sole                   185,820
Emcore Corporation         COM             290846104        65    50,000 SH       Sole                    50,000
Ener Conv Devices Inc      COM             292659109     1,683    66,766 SH       Sole                    66,766
Ensco International        COM             26874Q100     2,837    99,914 SH       Sole                    99,914
Enzo Biochem Inc.          COM             294100102       269    55,001 SH       Sole                    55,001
Exxon Mobil Corp.          COM             30231G102       218     2,725 SH       Sole                     2,725
Gannett Company Inc        COM             364730101     3,238   404,700 SH       Sole                   404,700
Genworth Financial Inc     COM             37247D106       607   214,580 SH       Sole                   214,580
Granite Construction Inc   COM             387328107     2,395    54,510 SH       Sole                    54,510
Home Depot Inc             COM             437076102     4,033   175,180 SH       Sole                   175,180
IBM Corporation            COM             459200101     6,583    78,215 SH       Sole                    78,215
JC Penney Co Inc           COM             708160106     5,176   262,760 SH       Sole                   262,760
Johnson & Johnson          COM             478160104     1,929    32,240 SH       Sole                    32,240
Lincoln National Corp.     COM             534187109     1,079    57,259 SH       Sole                    57,259
Marsh & McLennan           COM             571748102    10,986   452,665 SH       Sole                   452,665
PPG Industries Inc         COM             693506107     5,070   119,485 SH       Sole                   119,485
Sara Lee Corporation       COM             803111103     1,686   172,240 SH       Sole                   172,240
Southern Union Co          COM             844030106     3,172   243,215 SH       Sole                   243,215
Staples Inc                COM             855030102     3,137   175,065 SH       Sole                   175,065
Technitrol Inc             COM             878555101     1,882   540,695 SH       Sole                   540,695
Verizon Comm. Inc.         COM             92343V104     8,144   240,225 SH       Sole                   240,225
Vulcan Materials Co        COM             929160109     3,438    49,405 SH       Sole                    49,405
Wyeth                      COM             983024100     5,977   159,340 SH       Sole                   159,340
Barclays Plc ADR                           06738E204     2,469   251,925 SH       Sole                   251,925
Canon Inc ADR                              138006309     1,688    53,752 SH       Sole                    53,752
Ingersoll-Rand Co                          G4776G101     4,233   244,005 SH       Sole                   244,005
Nippon Telgrph&Telphn                      654624105    14,364   528,300 SH       Sole                   528,300
Nissan Motor Co Ltd                        654744408     2,985   409,996 SH       Sole                   409,996
Nokia Corporation                          654902204     9,201   589,780 SH       Sole                   589,780
RenaissanceRe HlgLtd                       G7496G103     6,702   129,980 SH       Sole                   129,980
Teva PhrmaInd Ltd ADR                      881624209     2,566    60,270 SH       Sole                    60,270
XL Capital Ltd.                            G98255105       888   240,122 SH       Sole                   240,122
Alliance Worldwide Privatizati             01879X103       202    19,580 SH       Sole                    19,580
MrgnStnly AsiaPacific Fd                   61744U106       396    37,000 SH       Sole                    37,000
MrgnStnly India Invstmnt Fd                61745C105       231    18,500 SH       Sole                    18,500

REPORT SUMMARY                    54    DATA RECORDS   213,350             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:

No: 028-13146              Name:     Frost Investment Advisors LLC

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